Average Annual Total Returns - FidelityFixed-IncomeActiveETFs-ComboPRO - FidelityFixed-IncomeActiveETFs-ComboPRO - Fidelity Investment Grade Bond ETF	Dec. 30, 2024
Fidelity Investment Grade Bond ETF | Return Before Taxes
Average Annual Return:
Past 1 year	6.42%
Since Inception	(2.43%)	[1]
Fidelity Investment Grade Bond ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.75%
Since Inception	(3.46%)	[1]
Fidelity Investment Grade Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.76%
Since Inception	(2.27%)	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.74%)

[1]	A From March 2, 2021 .